SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Schedule of share-based compensation arrangements by share-based payment award

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of December 31, 2021	16,237,346	$5.55	6.95	$43,173,240

Granted	819,904	3.85		-
Exercised	(524,938)	0.59		1,716,500
Forfeited	(608,861)	4.28		880,993

Outstanding as of June 30, 2022	15,923,451	$5.67	6.41	$21,233,790

Exercisable as of June 30, 2022	9,162,637	$5.68	6.16	$15,481,896

Schedule of restricted stock units granted
	Number of shares	Weighted average grant date fair value per share

Unvested as of January 1, 2022	3,910,601	$8.87
Granted	1,046,856	3.94
Vested	(648,611)	9.88
Forfeited	(128,864)	8.10
Expired	(6,667)	9.04
Unvested as of June 30, 2022	4,173,315	$7.50

Schedule of share-based payment arrangement, expensed and capitalized, amount
	Six Months Ended June 30,
	2022	2021
	(Unaudited)
Cost of revenues	$76	$-
Research and development	5,380	18,858
Selling and marketing	1,367	14,584
General and administrative	2,342	18,220
	$9,165	$51,662